Fair Value - Additional Information (Detail) (Predecessor, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Fair Value Disclosures [Line Items]
Fair value reinsurement rate				100.00%
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	$ 17,600,000	$ 33,000,000	$ 125,900,000
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	946,000	10,200,000	5,100,000
Quoted prices in active markets for identical assets (Level 1)
Fair Value Disclosures [Line Items]
Fair value measurement of investment				15,000,000
Carrying value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts		7,760,000,000
Fair value
Fair Value Disclosures [Line Items]
Contractholder funds on investment contracts		$ 7,660,000,000